Pioneer 401(k) Plan Merger	12 Months Ended
Dec. 31, 2025
EMSP 334
EBP, Description of Plan [Line Items]
Pioneer 401(k) Plan Merger	Pioneer 401(k) Plan Merger
On June 15, 2026, Pioneer Natural Resources USA, Inc. 401(k) and Matching Plan will merge into the ExxonMobil
Savings Plan. At December 31, 2025, Pioneer Natural Resources USA, Inc. 401(k) and Matching Plan net assets were valued at $855 million.